OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL LIABILITIES
OTHER FINANCIAL LIABILITIES

As at December 31,	2018	2017
Royalty payable (i)	$16.8	$18.1
Payable related to purchase of mineral interests (ii)	—	10.8
Severance accrual	33.9	32.0
Deferred share units/performance share units liability (Note 30)	18.6	21.0
Accounts receivable financing credit (iii)	40.6	54.1
Current portion of long-term debt (Note 27)	1.9	110.0
Derivative liabilities (Note 16)	6.5	14.2
Other	20.0	28.6
	$138.3	$288.8
Current	$62.3	$203.1
Non-current	76.0	85.7
	$138.3	$288.8

(i)
Included in Royalty payable is an agreement with Miramar Mining Corporation (“Miramar” acquired by Newmont Mining Corporation) for a Proceeds Interest of C$15.4 million. The agreement entitles Miramar to receive payment of this interest over time calculated as the economic equivalent of a 2.5% net smelter return royalty on all production from the Company’s mining properties held at the time of Northern Orion entering into the agreement, or 50% of the net proceeds of disposition of any interest in the Agua Rica property until the Proceeds Interest of C$15.4 million is paid. Since inception, partial payments of $6.0 million and appreciation of the US Dollar have resulted in the liability being measured at $5.0 million as at December 31, 2018. Also included in Royalty payable is $10.5 million of amounts payable by Canadian Malartic.

(ii)	Payable related to purchase of the remaining interests in Agua Fria, which was completed in 2018.

(iii)	Accounts receivable financing credit is payable within 30 days from the proceeds on concentrate sales.